Derivatives - Paid to and Received from Counterparties for Settlements of Matured Swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Paid to counterparties	$ 10,438	$ 6,781	$ 3,100
Received from counterparties	$ 1,352	$ 606	$ 1,685